Document and Entity Information	12 Months Ended
Sep. 30, 2025 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Sep. 30, 2025
Entity File Number	001-42710
Entity Registrant Name	SOL Strategies Inc.
Entity Incorporation, State or Country Code	A6
Entity Primary SIC Number	6199
Entity Address State Or Province	ON
Entity Address, Address Line One	217 Queen Street West
Entity Address, Adress Line Two	Suite 401
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5V 0R2
Entity Address, Country	CA
City Area Code	416
Local Phone Number	480-248
Title of 12(b) Security	Common Shares
Trading Symbol	STKE
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	22,999,841
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001846839
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Davidson & Company LLP
Auditor Location	Vancouver, British Columbia, Canada
Auditor Firm ID	731
Business contact
Document Information [Line Items]
Entity Address State Or Province	DC
Entity Address, Address Line One	1015 15th Street
Entity Address, Adress Line Two	N.W., Suite 1000
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3111
Contact Personnel Name	C T Corporation System